COMMON SHARES - TransCanada Corporation At-the-Market Equity Issuance Program (Details) - CAD CAD / shares in Units, shares in Millions		1 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Nov. 30, 2016
Subsidiary, Sale of Stock [Line Items]
Price per share (in Canadian dollars per share)			CAD 58.50
At-the-Market Equity Issuance Program
Subsidiary, Sale of Stock [Line Items]
Stock issuance program, period in effect (in months)		25 months
Common stock, shares authorized (in shares)		CAD 1,000,000,000.0
Treasury stock reissued during period (in shares)	3.5
Price per share (in Canadian dollars per share)	CAD 63.03
Shares issued At-the-market equity issuance program	CAD 218,000,000
Payments of stock issuance costs	2,000,000
Consideration received on transaction	CAD 216,000,000